Significant Accounting Policies (Tables) - Armada Acquisition Corp I [Member]	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2023
Summary of common stock reflected in the balance sheets are reconciled

At December 31, 2023 and September 30, 2023, the common stock reflected in the balance sheets are reconciled in the following table:

Gross Proceeds	$150,000,000
Proceeds allocated to Public Warrants	(11,700,000)
Issuance costs related to common stock	(3,261,589)
Remeasurement of carrying value to redemption value	14,961,589
Subsequent remeasurement of carrying value to redemption value – Trust interest income (excluding the amount that can be withdrawn from Trust Account for taxes)	548,862
Common stock subject to possible redemption – September 30, 2022	150,548,862
Redemptions	(129,175,094)
Remeasurement of carrying value to redemption value	3,943,038
Common stock subject to possible redemption – September 30, 2023	$25,316,806
Remeasurement of carrying value to redemption value	467,884
Common stock subject to possible redemption – December 31, 2023	$25,784,690

At March 31, 2024 and September 30, 2023, the common stock reflected in the balance sheets are reconciled in the following table:

Gross Proceeds	$150,000,000
Proceeds allocated to Public Warrants	(11,700,000)
Issuance costs related to common stock	(3,261,589)
Remeasurement of carrying value to redemption value	14,961,589
Subsequent remeasurement of carrying value to redemption value – Trust interest income (excluding the amount that can be withdrawn from Trust Account for taxes)	548,862
Common stock subject to possible redemption – September 30, 2022	$150,548,862
Redemptions	(129,175,094)
Remeasurement of carrying value to redemption value	3,943,038
Common stock subject to possible redemption – September 30, 2023	$25,316,806
Remeasurement of carrying value to redemption value	467,884
Common stock subject to possible redemption – December 31, 2023	$25,784,690
Redemptions	(10,384,496)
Remeasurement of carrying value to redemption value	347,252
Common stock subject to possible redemption – March 31, 2024	$15,747,446

At June 30, 2024 and September 30, 2023, the common stock reflected in the balance sheets are reconciled in the following table:

Gross Proceeds	$150,000,000
Proceeds allocated to Public Warrants	(11,700,000)
Issuance costs related to common stock	(3,261,589)
Remeasurement of carrying value to redemption value	14,961,589
Subsequent remeasurement of carrying value to redemption value – Trust interest income (excluding the amount that can be withdrawn from Trust Account for taxes)	548,862
Common stock subject to possible redemption – September 30, 2022	$150,548,862
Redemptions	(129,175,094)
Remeasurement of carrying value to redemption value	3,943,038
Common stock subject to possible redemption – September 30, 2023	$25,316,806
Redemptions	(10,384,496)
Remeasurement of carrying value to redemption value	1,108,476
Common stock subject to possible redemption – June 30, 2024	$16,040,786

At September 30, 2023 and 2022, the common stock reflected in the balance sheets are reconciled in the following table:

Gross Proceeds	$150,000,000
Proceeds allocated to Public Warrants	(11,700,000)
Issuance costs related to common stock	(3,261,589)
Remeasurement of carrying value to redemption value	14,961,589
Subsequent remeasurement of carrying value to redemption value – Trust interest income (excluding the amount that can be withdrawn from Trust Account for taxes)	548,862
Common stock subject to possible redemption – September 30, 2022	150,548,862
Redemptions	(129,175,094)
Remeasurement of carrying value to redemption value	3,943,038
Common stock subject to possible redemption – September 30, 2023	$25,316,806

Schedule of basic and diluted net loss per share

Accretion of the carrying value of common stock subject to redemption value is excluded from net (loss) income per common stock because the redemption value approximates fair value.

	For the Three Months Ended December 31,
	2023		2022
	Common Stock Subject to Possible Redemption	Non-Redeemable Common Stock	Common Stock Subject to Possible Redemption	Non-Redeemable Common Stock
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(105,483)	$(254,831)	$439,673	$167,354
Denominator
Weighted-average shares outstanding	2,363,349	5,709,500	15,000,000	5,709,500
Basic and diluted net (loss) income per share	$(0.04)	$(0.04)	$0.03	$0.03

Accretion of the carrying value of common stock subject to redemption value is excluded from net (loss) income per common stock because the redemption value approximates fair value.

	For the Three Months Ended March 31,
	2024		2023
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(94,932)	$(285,914)	$(15,605)	$(11,538)
Denominator
Weighted-average shares outstanding	1,895,714	5,709,500	7,722,273	5,709,500
Basic and diluted net (loss) income per share	$(0.05)	$(0.05)	$(0.00)	$(0.00)

	For the Six Months Ended March 31,
	2024		2023
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(201,430)	$(539,730)	$386,387	$193,497
Denominator
Weighted-average shares outstanding	2,130,809	5,709,500	11,401,124	5,709,500
Basic and diluted net (loss) income per share	$(0.09)	$(0.09)	$0.03	$0.03

Accretion of the carrying value of common stock subject to redemption value is excluded from net (loss) income per common stock because the redemption value approximates fair value.

	For the Three Months Ended June 30,				For the Nine Months Ended June 30,
	2024		2023		2024		2023
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net (loss) income per share
Numerator: Allocation of net (loss) income, as adjusted	$(283,071)	$(1,140,024)	$(212,999)	$(346,585)	$(539,100)	$(1,625,155)	$12,296	$8,004
Denominator:
Basic and diluted weighted average shares outstanding	1,417,687	5,709,500	3,508,852	5,709,500	1,893,969	5,709,500	8,770,367	5,709,500
Basic and diluted net (loss) income per share	$(0.20)	$(0.20)	$(0.06)	$(0.06)	$(0.28)	$(0.28)	$0.00	$0.00

Accretion of the carrying value of common stock subject to redemption value is excluded from net loss per common stock because the redemption value approximates fair value.

	For The Year Ended September 30,
	2023		2022
	Common stock subject to redemption	Common stock	Common stock subject to redemption	Common stock
Basic and diluted net loss per share
Numerator:
Allocation of net loss	$(179,201)	$(140,949)	$(2,624,009)	$(998,785)
Denominator
Weighted-average shares outstanding	7,259,013	5,709,500	15,000,000	5,709,500
Basic and diluted net loss per share	$(0.02)	$(0.02)	$(0.17)	$(0.17)